UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2013 (Unaudited)

Cove Street Capital Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 89.8%
Consumer Discretionary - 17.3%
Barnes & Noble *	86,000	$1,285,700
Cherokee	101,200	1,396,560
Graham Holdings, Class B *	2,228	1,477,877
HSN	22,000	1,370,600
Lakes Entertainment *	84,000	331,800
Orient-Express Hotels, Class A *	95,000	1,435,450
R.G. Barry	64,106	1,237,246
Remy International	60,000	1,399,200
		9,934,433
Energy - 10.1%
Apco Oil & Gas International *	66,060	1,029,875
Approach Resources *	143,300	2,764,257
Carbon Natural Gas *(a)	550,000	467,500
Emerald Oil *	200,000	1,532,000
		5,793,632
Financial Services # - 26.1%
Chimera Investment	938,800	2,910,280
Fair Isaac	21,900	1,376,196
Forestar Group *	150,038	3,191,309
Global Cash Access Holdings *	170,000	1,698,300
Hallmark Financial Services *	141,546	1,257,636
Signature Group Holdings *	40,024	430,258
Symetra Financial	66,500	1,260,840
White Mountains Insurance Group	4,700	2,834,476
		14,959,295
Health Care - 2.6%
Teleflex	16,000	1,501,760
Materials & Processing - 7.1%
Greif, Class B	21,925	1,288,532
Taminco *	139,500	2,819,295
		4,107,827
Producer Durables - 10.8%
AZZ	29,800	1,456,028
GP Strategies *	49,600	1,477,584
Heritage-Crystal Clean *	85,788	1,757,796
SPX	15,000	1,494,150
		6,185,558
Technology - 15.8%
Avid Technology *	200,000	1,630,000
GSI Group *	120,000	1,348,800
NeuStar, Class A *	31,100	1,550,646
PMC-Sierra *	233,500	1,501,405
VeriFone Systems *	60,150	1,613,223
Westell Technologies, Class A *	350,000	1,417,500
		9,061,574
TOTAL COMMON STOCKS
(Cost $40,601,330)		51,544,079

SHORT-TERM INVESTMENT - 10.1%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $5,785,879)	5,785,879	5,785,879

Total Investments - 99.9%
(Cost $46,387,209)		57,329,958
Other Assets and Liabilities, Net - 0.1%		35,214
Total Net Assets - 100.0%		$57,365,172

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2013, the fair value of this investment was $467,500 or 0.8% of total net assets.  Information concerning the illquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/12	$195,250

#
As of December 31, 2013, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2013.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,076,579	$467,500	-	$51,544,079
Short-Term Investment	5,785,879	-	-	5,785,879
Total Investments	$42,876,484	$467,500	-	$57,329,958

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or 2. The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows:

Cove Street Capital Small Cap Value Fund

Cost of investments	$46,387,209

Gross unrealized appreciation	11,583,747
Gross unrealized depreciation	(640,998)
Net unrealized appreciation	$10,942,749

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 21, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 21, 2014